United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page
Report for the Calender Year or Quarter Ended: December 31, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing the Report:
Name:		Heritage Financial Management, LLC
Address: 	614 East High Street Charlottesville,VA 22902
13F File Number:  28-05526

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Russell J. Bell
Title: 		Managing Director
Phone: 		434-977-4420
Signature, Place, and Date of Signing:
Russell J Bell	Charlottesville, VA	February 14, 2004

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

Form 13F Summary Page
Report Summary: Number of Other Included Managers: 0
Form 13FInformation Table Entry Total: 52
Form 13F Information Table Value Total: 109,170,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FORD MOTOR CAPITAL TRUST II 6. PFD              345395206      661 11820.00 SH       SOLE                 11820.00
ABBOTT LABS                    COM              002824100     1596    34250 SH       SOLE                    34250
ALLIANCE CAPITAL               COM              01855a101     4083   120991 SH       SOLE                   120991
AMBAC FINANCIAL                COM              023139108     1336    19256 SH       SOLE                    19256
AMERICAN EXPRESS CO.           COM              025816109     5829   120858 SH       SOLE                   120858
AMERICAN INT GROUP             COM              026874107     2133    32175 SH       SOLE                    32175
AMETEK INC                     COM              031100100      443     9185 SH       SOLE                     9185
AMGEN INC.                     COM              031162100     1724    27900 SH       SOLE                    27900
ANADARKO PETROLEUM CORP        COM              032511107     1078    21132 SH       SOLE                    21132
APACHE ENERGY CO.              COM              037411105     1381    17027 SH       SOLE                    17027
BERKSHIRE HATHAWAY CL B        COM              084670207     3339     1186 SH       SOLE                     1186
BRISTOL MYERS SQUIBB           COM              110122108      982    34340 SH       SOLE                    34340
BROWN-FORMAN                   COM              115637209     4519    48354 SH       SOLE                    48354
CHEVRON TEXACO CORPORATION     COM              166764100     1818    21045 SH       SOLE                    21045
CHUBB CORP.                    COM              171232101      409     6000 SH       SOLE                     6000
CITIGROUP INC                  COM              172967101     2905    59855 SH       SOLE                    59855
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1585    33854 SH       SOLE                    33854
CONOCOPHILLIPS                 COM              20825c104     1632    24888 SH       SOLE                    24888
CSX CORPORATION                COM              126408103     1570    43697 SH       SOLE                    43697
DISNEY-WALT CO.                COM              254687106     2409   103251 SH       SOLE                   103251
DOVER CORP                     COM              260003108     1746    43921 SH       SOLE                    43921
DU PONT (E.I.) DE NEMOURS & CO COM              263534109      499    10880 SH       SOLE                    10880
EXXON MOBIL CORP.              COM              30231g102     2176    53076 SH       SOLE                    53076
GANNETT COMPANY INC.           COM              364730101     2488    27910 SH       SOLE                    27910
GENERAL DYNAMICS CORP.         COM              369550108     1771    19596 SH       SOLE                    19596
GENERAL ELECTRIC CO.           COM              369604103     1132    36545 SH       SOLE                    36545
GILLETTE COMPANY               COM              375766102      441    12000 SH       SOLE                    12000
IBM                            COM              459200101     1472    15880 SH       SOLE                    15880
JOHNSON & JOHNSON              COM              478160104     3934    76146 SH       SOLE                    76146
KIMBERLY CLARK CORP            COM              494368103      473     8000 SH       SOLE                     8000
LEHMAN BROTHERS HOLDINGS INC.  COM              524908100     1719    22264 SH       SOLE                    22264
MANPOWER INC.                  COM              56418H100     2108    44774 SH       SOLE                    44774
MARSH & MCLENNAN COS. INC.     COM              571748102     2165    45203 SH       SOLE                    45203
MERCK & CO.                    COM              589331107     1454    31463 SH       SOLE                    31463
MEREDITH CORPORATION           COM              589433101     6074   124449 SH       SOLE                   124449
MORGAN STANLEY                 COM              617446448     1916    33105 SH       SOLE                    33105
OMNICOM GROUP COM              COM              681919106     1387    15885 SH       SOLE                    15885
PENTAIR INC                    COM              709631105     3271    71571 SH       SOLE                    71571
PEPSICO INC                    COM              713448108     1697    36410 SH       SOLE                    36410
PFIZER INC.                    COM              717081103     5619   159031 SH       SOLE                   159031
PITNEY-BOWES, INC.             COM              724479100      314     7722 SH       SOLE                     7722
PROGRESSIVE CORP - OHIO        COM              743315103     5429    64944 SH       SOLE                    64944
SCHERING PLOUGH                COM              806605101      454    26106 SH       SOLE                    26106
SCHLUMBERGER LTD.              COM              806857108     2830    51722 SH       SOLE                    51722
SEALED AIR CORP                COM              81211k100     3475    64190 SH       SOLE                    64190
SHIRE PHARMACEUTICALS ADR      COM              82481R106      520    17895 SH       SOLE                    17895
TIME WARNER                    COM              887317105     1155    64176 SH       SOLE                    64176
TRANSOCEAN SEDCO FOREX INC.    COM              g90078109     1775    73921 SH       SOLE                    73921
VALEANT PHARMACEUTICALS INTERN COM              91911X104      522    20755 SH       SOLE                    20755
WYETH                          COM              983024100     2160    50878 SH       SOLE                    50878
TELEFONICA DE ESPANA           COM              879382208     2004    45359 SH       SOLE                    45359
TOTAL S.A.                     COM              89151E109     3558    38463 SH       SOLE                    38463